INVESTMENTS (Short-Term Investment and Long-Term Investment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investment And Other Income [Line Items]
Short-term investments	$ 62,559	$ 455,184
Long-term investments	244,678	121,292
Fixed Rate Time Deposits [Member]
Investment And Other Income [Line Items]
Short-term investments	62,559	455,184
Available-for-sale securities [Member] | Equity Securities [Member]
Investment And Other Income [Line Items]
Long-term investments	56,027	59,035
Available-for-sale securities [Member] | Tospur Real Estate Consulting Co Ltd [Member] | Cost-method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	62,257	62,257
Available-for-sale securities [Member] | Yirendai Ltd [Member] | Equity Securities [Member]
Investment And Other Income [Line Items]
Short-term investments		985
Available-for-sale securities [Member] | Hopefluent Group Holdings Limited [Member] | Equity Securities [Member]
Investment And Other Income [Line Items]
Long-term investments	31,339	34,944
Available-for-sale securities [Member] | Color Life Service Group [Member] | Equity Securities [Member]
Investment And Other Income [Line Items]
Long-term investments	$ 23,703	$ 24,091
Available-for-sale securities [Member] | Yirendaii Ltd [Member] | Equity Securities [Member]
Investment And Other Income [Line Items]
Short-term investments
Available-for-sale securities [Member] | Shenzhen World Union Properties Consultancy Co.,Ltd. [Member] | Cost-method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	$ 121,394
Available-for-sale securities [Member] | Sindeo, Inc. (the "Corporation") [Member] | Cost-method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	$ 5,000